Note 4(b) - Vessels, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4(b)	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	196,784	(16,149)	180,635
— Transferred from advances for vessels acquisitions / under construction	189,220	-	189,220
— Acquisitions	51,940	-	51,940
— Impairment	(22,254)	9,944	(12,310)
— Transferred to Assets held for sale	(43,147)	-	(43,147)
— Depreciation	-	(12,392)	(12,392)
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels acquisitions / under construction	76,959	-	76,959
— Disposals (see Note 19)	(303,157)	21,718	(281,439)
— Depreciation	-	(13,174)	(13,174)
Balance, December 31, 2020	146,345	(10,053)	136,292

In 2019 and 2020 the Company took delivery of the following vessels:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco California	January 30, 2019	34,313	1,270	35,583
M/T Eco Marina Del Ray	March 13, 2019	35,787	1,066	36,853
M/T Eco Bel Air	April 5, 2019	57,133	1,209	58,342
M/T Eco Beverly Hills	May 9, 2019	57,133	1,309	58,442
Subtotal 2019		184,366	4,854	189,220
M/T Eco Los Angeles	February 10, 2020	37,659	835	38,494
M/T Eco City of Angels	February 17, 2020	37,659	806	38,465
Subtotal 2020		75,318	1,641	76,959

The Company's vessel’s titles have been transferred to their respective financing banks under the vessel’s sale and leaseback agreements as a security (see Note 7).

On November 18 and November 20, 2019, the Company exercised the purchase options on its operating leases and purchased M/T Stenaweco Energy and M/T Stenaweco Evolution for $23,953 and $24,187, respectively. M/T Stenaweco Energy and M/T Stenaweco Evolution book value has been increased by $2,477 and $1,323 respectively, corresponding to the transfer of the respective right of use asset (“ROU”) balances to each vessel upon termination of the lease, as per ASC 842-20-40-2.